Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Income Tax Expense Recorded in the Consolidated Statement of Operations and Amounts Computed at the Statutory Federal Income Tax Rate
The reconciliation of income tax expense recorded in the consolidated statement of operations and amounts computed at the statutory federal income tax rate for the years ended December 31, 2020 and 2019, were as follows:

	2020		2019
	Amount	Percentage	Amount	Percentage
Loss before tax at statutory federal rate	$(4,814)	21.0%	$(9,394)	21.0%
Valuation allowance	(833)	3.6	12,066	(27.0)
State income tax—net of federal tax benefit	(1,289)	5.6	(2,892)	6.5
Nondeductible expenses	60	(0.2)	187	(0.4)
Equity-based compensation	446	(1.9)	—	—
Cumulative deferred adjustment and other	2,600	(11.3)	—	—
ACA Health insurer fee	2,580	(11.3)	—	—
Provision to return adjustment	1,250	(5.5)	33	(0.1)

Income tax expense	$—		$—

Summary of Components of Deferred Income Taxes
The components of deferred income taxes as of December 31, 2020 and 2019, were as follows:

	2020	2019
Deferred tax assets:
Federal and state net operating loss carryforwards	$90,351	$90,535
Employee benefits	5,466	6,002
Interest deduction limitation	4,484	4,306
Other	1,340	383

Gross deferred tax assets	101,641	101,226

Deferred tax liabilities:
Intangibles	(1,491)	(1,583)
Depreciation	(1,646)	(568)
Lease liabilities	(262)	—

Gross deferred tax liabilities	(3,399)	(2,151)

Net deferred tax assets	98,242	99,075
Valuation allowance	(98,242)	(99,075)

Net deferred taxes	$—	$—